Quarterly Holdings Report
for
Fidelity® Overseas Fund
July 31, 2026
OVE-NPRT3-0926
1.804876.122
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Rio Tinto PLC	1,139,400	110,715,110
BELGIUM - 1.5%
Financials - 1.5%
Banks - 1.5%
KBC Group NV	782,965	112,543,505
CANADA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	275,000	58,505,546
CHINA - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	998,300	58,492,539
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	361,500	78,127,747
FRANCE - 6.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Orange SA	2,137,100	40,835,056
Consumer Staples - 0.9%
Food Products - 0.9%
Danone SA	879,600	68,420,679
Industrials - 3.0%
Aerospace & Defense - 2.6%
Safran SA	499,915	196,457,270
Electrical Equipment - 0.4%
Legrand SA	183,800	27,942,977
TOTAL INDUSTRIALS		224,400,247
Materials - 2.0%
Chemicals - 2.0%
Air Liquide SA	761,838	150,088,589
TOTAL FRANCE		483,744,571
GERMANY - 7.0%
Financials - 2.6%
Insurance - 2.6%
Allianz SE	383,424	190,984,427
Industrials - 3.6%
Aerospace & Defense - 0.8%
Rheinmetall AG	43,347	57,302,530
Electrical Equipment - 1.6%
Siemens Energy AG	708,300	121,008,142
Industrial Conglomerates - 1.2%
Siemens AG	273,939	89,755,176
TOTAL INDUSTRIALS		268,065,848
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	312,431	58,163,728
TOTAL GERMANY		517,214,003
HONG KONG - 1.0%
Financials - 1.0%
Insurance - 1.0%
AIA Group Ltd	7,675,800	77,378,959
IRELAND - 0.9%
Industrials - 0.9%
Building Products - 0.9%
Kingspan Group PLC	723,977	66,997,040
ISRAEL - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Tower Semiconductor Ltd (United States) (a)	82,600	18,144,742
ITALY - 5.8%
Financials - 5.0%
Banks - 4.1%
FinecoBank Banca Fineco SpA	2,969,563	81,122,889
Intesa Sanpaolo SpA	17,478,100	132,122,421
UniCredit SpA	970,989	91,575,783
		304,821,093
Insurance - 0.9%
Generali	1,251,336	63,416,514
TOTAL FINANCIALS		368,237,607
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	777,650	46,316,988
Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	311,100	12,462,800
TOTAL ITALY		427,017,395
JAPAN - 20.6%
Communication Services - 0.2%
Entertainment - 0.2%
Capcom Co Ltd	499,100	12,537,575
Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Sumitomo Electric Industries Ltd	1,946,600	25,763,441
Hotels, Restaurants & Leisure - 0.4%
Food & Life Cos Ltd	923,200	32,232,105
Household Durables - 1.6%
Panasonic Holdings Corp	4,150,000	109,736,239
TOTAL CONSUMER DISCRETIONARY		167,731,785
Consumer Staples - 1.5%
Food Products - 1.5%
Ajinomoto Co Inc	3,654,200	112,689,634
Financials - 4.1%
Banks - 4.1%
Mitsubishi UFJ Financial Group Inc	8,421,700	188,111,284
Mizuho Financial Group Inc	2,223,800	115,291,134
TOTAL FINANCIALS		303,402,418
Health Care - 2.5%
Health Care Equipment & Supplies - 1.9%
Hoya Corp	893,731	136,666,686
Pharmaceuticals - 0.6%
Takeda Pharmaceutical Co Ltd	1,392,300	47,805,514
TOTAL HEALTH CARE		184,472,200
Industrials - 5.6%
Industrial Conglomerates - 2.3%
Hitachi Ltd	5,106,250	167,334,648
Machinery - 3.3%
Daifuku Co Ltd	573,100	21,110,835
Ebara Corp	1,810,800	61,472,319
Kawasaki Heavy Industries Ltd	3,290,000	56,208,532
Mitsubishi Heavy Industries Ltd	4,703,100	109,875,413
		248,667,099
TOTAL INDUSTRIALS		416,001,747
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Advantest Corp	879,350	173,743,682
Disco Corp	138,500	49,504,665
Kioxia Holdings Corp (a)	131,900	36,765,336
Renesas Electronics Corp	3,499,800	70,149,147
TOTAL INFORMATION TECHNOLOGY		330,162,830
TOTAL JAPAN		1,526,998,189
NETHERLANDS - 6.9%
Consumer Staples - 0.3%
Food Products - 0.3%
Magnum Ice Cream Co NV/The (a)	1,016,500	18,984,578
Information Technology - 6.6%
Semiconductors & Semiconductor Equipment - 6.6%
ASM International NV	137,883	127,390,625
ASML Holding NV	220,915	364,055,876
TOTAL INFORMATION TECHNOLOGY		491,446,501
TOTAL NETHERLANDS		510,431,079
PHILIPPINES - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
International Container Terminal Services Inc	1,254,000	19,691,446
SPAIN - 8.4%
Financials - 5.9%
Banks - 5.9%
Banco Santander SA	17,418,100	247,724,998
CaixaBank SA	13,131,600	190,754,179
TOTAL FINANCIALS		438,479,177
Utilities - 2.5%
Electric Utilities - 2.5%
Iberdrola SA	7,850,912	186,950,215
TOTAL SPAIN		625,429,392
SWEDEN - 2.5%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	1,622,288	27,531,636
Industrials - 2.1%
Building Products - 1.2%
Assa Abloy AB B Shares	2,302,300	85,428,648
Machinery - 0.9%
Indutrade AB	2,898,441	72,687,794
TOTAL INDUSTRIALS		158,116,442
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	136,880	1,216,970
TOTAL SWEDEN		186,865,048
SWITZERLAND - 2.3%
Financials - 1.8%
Insurance - 1.8%
Zurich Insurance Group AG	171,449	130,597,536
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG	171,990	37,427,002
TOTAL SWITZERLAND		168,024,538
TAIWAN - 2.3%
Industrials - 0.2%
Electrical Equipment - 0.2%
Bizlink Holding Inc	237,000	15,096,607
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	2,128,300	157,493,394
TOTAL TAIWAN		172,590,001
UNITED KINGDOM - 15.8%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Compass Group PLC	3,227,752	102,352,016
Consumer Staples - 1.9%
Tobacco - 1.9%
British American Tobacco PLC	2,337,700	141,807,090
Financials - 2.5%
Banks - 2.5%
NatWest Group PLC	19,665,900	185,501,182
Health Care - 1.9%
Pharmaceuticals - 1.9%
Astrazeneca PLC	808,089	137,575,358
Industrials - 6.0%
Aerospace & Defense - 4.7%
BAE Systems PLC	4,261,800	120,648,717
Rolls-Royce Holdings PLC	11,548,700	230,392,619
		351,041,336
Trading Companies & Distributors - 1.3%
Diploma PLC	982,662	96,944,814
TOTAL INDUSTRIALS		447,986,150
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Halma PLC	1,902,149	90,495,832
Utilities - 0.9%
Electric Utilities - 0.9%
SSE PLC	2,178,374	68,822,319
TOTAL UNITED KINGDOM		1,174,539,947
UNITED STATES - 11.2%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
InterContinental Hotels Group PLC	811,291	130,374,464
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Shell PLC	1,052,500	48,174,720
Health Care - 2.1%
Pharmaceuticals - 2.1%
Roche Holding AG	360,342	157,606,446
Industrials - 4.2%
Commercial Services & Supplies - 1.1%
Waste Connections Inc	506,600	84,866,387
Electrical Equipment - 3.1%
Schneider Electric SE	671,200	225,513,541
TOTAL INDUSTRIALS		310,379,928
Materials - 2.5%
Construction Materials - 2.5%
CRH PLC	1,006,100	95,589,561
Holcim AG	1,015,430	92,225,602
TOTAL MATERIALS		187,815,163
TOTAL UNITED STATES		834,350,721
TOTAL COMMON STOCKS (Cost $5,081,217,821)		7,227,801,518

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $204,480,474)	3.69	204,445,224	204,486,113

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,285,698,295)	7,432,287,631
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(8,348,801)
NET ASSETS - 100.0%	7,423,938,830

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,216,970 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	9,051,566

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	87,424,296	2,081,413,377	1,964,344,938	3,434,736	(12,261)	5,639	204,486,113	204,445,224
Fidelity Securities Lending Cash Central Fund	3,756,000	553,490,607	557,241,230	104,408	(5,377)	-	-	-
	91,180,296	2,634,903,984	2,521,586,168	3,539,144	(17,638)	5,639	204,486,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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